NOTE PAYABLE AND CONVERTIBLE NOTES (Details Narrative)																													1 Months Ended		12 Months Ended
	Jan. 15, 2025 USD ($)	Dec. 30, 2024 USD ($)	Dec. 15, 2024 USD ($)	Nov. 30, 2024 USD ($)	Jun. 20, 2024 USD ($)	Jun. 10, 2024 USD ($)	May 24, 2024 USD ($)	Apr. 12, 2024 USD ($)	Mar. 05, 2024 USD ($)	Dec. 08, 2023 USD ($)	Nov. 29, 2023 USD ($)	Oct. 20, 2023 USD ($)	Oct. 12, 2023 USD ($)	Aug. 23, 2023 USD ($)	Aug. 16, 2023 USD ($)	Aug. 15, 2023 USD ($)	Jul. 19, 2023 USD ($)	Jul. 06, 2023 USD ($)	Feb. 14, 2023 USD ($)	Nov. 03, 2022 USD ($) shares	Nov. 03, 2022 USD ($) shares	Oct. 06, 2022 USD ($)	Sep. 21, 2022 USD ($)	Aug. 15, 2022 USD ($)	Aug. 12, 2022 USD ($)	Jul. 11, 2022 USD ($)	Sep. 16, 2020 shares	Oct. 03, 2019 USD ($)	Aug. 31, 2023	Jul. 31, 2023 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2020 USD ($)	Jun. 11, 2024 shares	May 04, 2024	Feb. 20, 2024 shares	Dec. 13, 2023 shares	Nov. 30, 2023 AUD ($)	Jul. 05, 2023	Jun. 30, 2022 USD ($)	Nov. 30, 2020 USD ($)
Principal amount																															$ 130,800	$ 168,200						$ 71,629
Debt instrument interest rate percentage																																							10.00%
Accrued interest																															8,700	16,632
Amortization of debt discount																															294,005	202,952
Debt remaining																															313,550	338,362
Original issue discount																															38,854	38,994
Note payable, net of discount																															204,694
Proceeds from convertible debt																															567,050	590,250
Debt instrument default interest rate								24.00%
Debt premium																															124,629	91,171
Gain on extinguishment of debt																															54,565	25,969
Penalty amount																															$ 30,000
Conversion price percentage																															4.99%
Derivative liabilities																															$ 133,886	423,209
Fee amount																															3,832	1,838
Number of shares issued | shares																																		15,768,400		1,755,240	1,390,008
Additional debt issued																															773,548	1,387,723
Settlement of convertible debt																															142,909
Conversion of stock amount converted																															246,254	411,111
Maximum [Member]
Debt instrument interest rate percentage																																			8.00%
Securities Purchase Agreement [Member]
Principal amount																																65,280
Debt instrument maturity date																												Oct. 03, 2020
Amortization of debt discount																															232,700	210,278
Debt premium																															279,711	232,674
Red Road Holdings Securities Purchase Agreement [Member]
Principal amount																						$ 53,750
Debt instrument interest rate percentage																						8.00%
Debt Instrument description																						The Red Road Note may be prepaid until 180 days from its issuance date, subject to the following: if prepaid within 60 days of the issuance date, the prepayment premium is 110% of the face amount of such note plus any accrued interest, if prepaid after 60 days but less than 91 days from the issuance date, then the prepayment premium is 115% of the face amount plus any accrued interest of such note., if prepaid after 90 days but less than 121 days from the issuance date, then the prepayment premium is 120% of the face amount plus any accrued interest of such note, if prepaid after 120 days but less than 151 days from the issuance date, then the prepayment premium shall be 125% of the face amount plus any accrued interest of such note, and if prepaid after 150 days but less than 181 days from the issuance date, then the prepayment premium shall be 129% of the face amount plus any accrued interest of such note
Monthly payment amount																																0
Principal amount																																2,150
Debt instrument conversion rate																						65.00%
Debt instrument discount rate																						35.00%
Ownership limitations																						4.99%
Principal amount																																53,750
Proceeds from convertible debt																						$ 50,000
Debt instrument default interest rate																						22.00%
Debt premium																						$ 28,942										28,942
Penalty amount																						1,000
Legal fees																						$ 3,750
Convertible Notes One [Member]
Amortization of debt discount																															$ 294,005	202,952
1800 Diagonal Lending LLC [Member]
Debt instrument original issue discount rate						15.00%	15.00%																								150.00%
Original issue discounts amount						$ 8,200	$ 8,200
Principal amount						$ 49,200	$ 49,200
Debt instrument interest rate percentage						22.00%	22.00%
Accrued interest																															$ 1,193
Debt remaining																															$ 98,400
Legal and financing costs						$ 6,000	$ 6,000
Net proceeds						$ 35,000	$ 35,000
Debt instrument conversion rate																															65.00%
Debt instrument discount rate																															35.00%
Ownership limitations																															4.99%
1800 Diagonal Lending LLC [Member] | Securities Purchase Agreement [Member]
Principal amount																															$ 0
Debt instrument interest rate percentage											8.00%
Debt instrument default interest rate											35.00%
Debt premium																															134,615
Convertible debt principal amount																															250,000
Percentage of outstanding shares of common stock											150.00%
Debt instrument settlement debt amount											$ 134,615
Debt outstanding principal percentage											22.00%
Penalty amount											$ 1,000
Accrued interest																															9,863
1800 Diagonal Lending LLC [Member] | Securities Purchase Agreement [Member] | Minimum [Member]
Debt instrument default interest rate											110.00%
1800 Diagonal Lending LLC [Member] | Securities Purchase Agreement [Member] | Maximum [Member]
Debt instrument default interest rate											129.00%
Percentage of outstanding shares of common stock											9.99%
1800 Diagonal Lending LLC [Member] | July11, 2022 1800 Diagonal Note [Member] | Securities Purchase Agreement [Member]
Principal amount																										$ 105,000
Debt instrument maturity date																										Jun. 30, 2023
Debt instrument interest rate percentage																										8.00%
Debt issuance costs																										$ 3,750
1800 Diagonal Lending LLC [Member] | July 6, 2023 1800 Diagonal Note [Member] | Securities Purchase Agreement [Member]
Principal amount																		$ 65,000
Debt instrument maturity date																		Jun. 29, 2024
Debt issuance costs																		$ 5,000
1800 Diagonal Lending LLC [Member] | July 19, 2023 1800 Diagonal Note [Member] | Securities Purchase Agreement [Member]
Principal amount																	$ 45,000
Debt instrument maturity date																	Jul. 19, 2024
Debt issuance costs																	$ 5,000
1800 Diagonal Lending LLC [Member] | August 16, 2023 1800 Diagonal Note [Member] | Securities Purchase Agreement [Member]
Principal amount															$ 55,000
Debt instrument maturity date															Aug. 16, 2024
Debt issuance costs															$ 5,000
1800 Diagonal Lending LLC [Member] | October 20, 2023 1800 Diagonal Note [Member] | Securities Purchase Agreement [Member]
Principal amount												$ 40,000
Debt instrument maturity date												Oct. 20, 2024
Debt issuance costs												$ 5,000
1800 Diagonal Lending LLC [Member] | November 29, 2023 1800 Diagonal Note [Member] | Securities Purchase Agreement [Member]
Principal amount											$ 45,000
Debt instrument maturity date											Sep. 15, 2024
Debt issuance costs											$ 5,000
1800 Diagonal Lending LLC [Member] | Forecast [Member]
Monthly payment amount				$ 28,290
Principal amount	$ 7,072.50	$ 7,072.50		7,072.50
Payment of debt				$ 56,580
Crown Bridge Partners, LLC [Member]
Principal amount																															$ 65,280
Debt instrument interest rate percentage																															15.00%
Accrued interest																															$ 45,541
Crown Bridge Partners, LLC [Member] | Securities Purchase Agreement [Member]
Principal amount																															65,280	65,280								$ 65,280	$ 9,600
Debt instrument maturity date																												Oct. 03, 2020
Debt instrument interest rate percentage																												15.00%
Debt Instrument description																												The conversion price of the Crown Bridge Note was equal to 60% (representing a 40% discount) of the lowest closing bid price of the common stock for the ten trading days immediately prior to the delivery of a notice of conversion under such note, including the day upon which such notice was received subject to 4.99% or 9.99% beneficial ownership limitations
Accrued interest																															45,541	35,722								$ 25,930
Original issue discount																												$ 5,000
Proceeds from convertible debt																												100,000
Debt premium																												$ 72,000				13,889									6,400
Unissued shares conversion | shares																											15
Equity conversion																																									$ 16,000
Gain on extinguishment of debt																																43,520
Crown Bridge Partners, LLC [Member] | Securities Purchase Agreement [Member] | Minimum [Member]
Ownership limitations																												4.99%
Debt instrument default interest rate																												110.00%
Crown Bridge Partners, LLC [Member] | Securities Purchase Agreement [Member] | Maximum [Member]
Ownership limitations																												9.99%
Debt instrument default interest rate																												150.00%
Crown Bridge Partners, LLC [Member] | Crown Bridge Financing Agreement [Member]
Debt remaining																																0
Crown Bridge Partners, LLC [Member] | October 3, 2019 GW Note [Member] | Securities Purchase Agreement [Member]
Principal amount																												$ 108,000
Debt remaining																																	$ 65,280
Principal amount																												$ 3,000
Crown Bridge Partners, LLC [Member] | August 2019 Auctus Note [Member] | Securities Purchase Agreement [Member]
Accrued interest																																	7,232
Debt premium																																	28,480
Convertible debt principal amount																																	$ 42,720
ONE44 Capital LLC [Member]
Accrued interest																															9,909	24,255
Debt premium																															100,000	133,305
ONE44 Capital LLC [Member] | Securities Purchase Agreement [Member]
Principal amount										$ 150,000									$ 111,111					$ 110,000							119,300	118,111
Debt instrument maturity date																								Aug. 15, 2022
Debt instrument interest rate percentage										10.00%									10.00%					10.00%
Accrued interest																															6,726	4,726
Original issue discount										$ 15,000									$ 11,111					$ 10,000
Ownership limitations										4.99%
Debt premium																															98,311	182,376
Convertible debt principal amount																															148,811	338,700
Debt outstanding principal percentage										24.00%
Legal fees										$ 7,500									$ 5,500					$ 5,500
Debt instrument increase principal percentage										20.00%
ONE44 Capital LLC [Member] | Securities Purchase Agreement [Member] | Minimum [Member]
Debt instrument conversion rate										60.00%
Debt instrument discount rate										35.00%
Debt instrument default interest rate										120.00%
Penalty amount										$ 250
ONE44 Capital LLC [Member] | Securities Purchase Agreement [Member] | Maximum [Member]
Debt instrument conversion rate										65.00%
Debt instrument discount rate										40.00%
Debt instrument default interest rate										135.00%
Penalty amount										$ 500
GS Capital Partners, LLC [Member]
Accrued interest																															8,700	2,945
Derivative fixed interest rate																															1,254
GS Capital Partners, LLC [Member] | Securities Purchase Agreement [Member]
Principal amount								$ 27,500					$ 61,000	$ 77,500									$ 71,500		$ 93,000						83,000
Debt instrument maturity date								Oct. 12, 2024					Apr. 12, 2024	Feb. 23, 2024									Mar. 21, 2023		Apr. 12, 2023
Debt instrument interest rate percentage								8.00%					8.00%	8.00%									8.00%		8.00%
Accrued interest																															8,364	4,263
Debt remaining																															$ 110,500	75,300
Original issue discount								$ 2,500					$ 3,500	$ 5,000									$ 4,000		$ 5,000
Net proceeds																							$ 65,000		$ 85,000
Debt instrument conversion rate								60.00%
Debt instrument discount rate								40.00%
Ownership limitations																							4.99%		4.99%						4.99%
Debt instrument default interest rate																															24.00%
Legal fees													$ 2,500	$ 2,500									$ 2,500		$ 3,000
Debt instrument increase principal percentage								20.00%
Conversion price, description								The GS Capital Note is exchangeable for an equal aggregate principal amount of notes of different authorized denominations, as requested by GS Capital surrendering the same. The initial conversion price for the GS Capital Note is equal to $0.0017 per share (the “Fixed Price”), provided that the Fixed Price will be reduced to $0.001 per share in the event that the market price of the Common Stock trades below $0.0014 per share for five consecutive trading days					The GS Capital Note is exchangeable for an equal aggregate principal amount of notes of different authorized denominations, as requested by GS Capital surrendering the same. The initial conversion price for the GS Capital Note is equal to $0.015 per share (the “Fixed Price”), provided that the Fixed Price will be reduced to $0.01 per share in the event that the market price of the Common Stock trades below $0.0075 per share for ten consecutive trading days. In the event of a default under the Note and unless the Fixed Price is lower, such conversion price will equal the lowest trading price of the Common Stock for the ten trading days immediately preceding such default, which price is subject to re-adjustment every thirty calendar days during the period in which the Company remains in default	The GS Capital Note is exchangeable for an equal aggregate principal amount of notes of different authorized denominations, as requested by GS Capital surrendering the same. The initial conversion price for the GS Capital Note is equal to $0.04 per share (the “Fixed Price”), provided that the Fixed Price will be reduced to $0.02 per share in the event that the market price of the Common Stock trades below $0.03 per share for five consecutive trading days. In the event of a default under the Note and unless the Fixed Price is lower, such conversion price will equal the lowest trading price of the Common Stock for the ten trading days immediately preceding such default, which price is subject to re-adjustment every thirty calendar days during the period in which the Company remains in default									Such note was exchangeable for an equal aggregate principal amount of notes of different authorized denominations, as requested by GS Capital surrendering the same. GS Capital was entitled, at its option, at any time after cash payment, to convert all or any amount of the principal face amount of the GS Capital Note then outstanding into shares of common stock at a price per share equal to $2 (the “September Fixed Price”). However, in the event the common stock trades below $1.40 per share for more than five consecutive trading days, then the September Fixed Price becomes $0.90 per share		The GS Capital Note was exchangeable for an equal aggregate principal amount of notes of different authorized denominations, as requested by GS Capital by surrendering the same. GS Capital was entitled, at its option, at any time after cash payment, to convert all or any amount of the principal face amount of the GS Capital Note then outstanding into shares of common stock at a price per share equal to $2.80 per share (the “Fixed Price”). However, in the event the common stock trades below $2 per share for more than five consecutive trading days, then the Fixed Price becomes $1.30 per share
Conversion price percentage																							65.00%		65.00%
Derivative liabilities																															$ 110,500	75,300
Fee amount																															3,832
GS Capital Partners, LLC [Member] | Securities Purchase Agreement [Member] | Minimum [Member]
Debt instrument default interest rate								110.00%
Penalty amount								$ 250
GS Capital Partners, LLC [Member] | Securities Purchase Agreement [Member] | Maximum [Member]
Debt instrument default interest rate								125.00%
Penalty amount								$ 500
GS Capital Partners, LLC [Member] | August 10, 2017 Consulting Agreement [Member]
Convertible debt principal amount																															130,800	89,200
Coventry Enterprises LLC Securities Purchase Agreement [Member]
Monthly payment amount																					$ 19,643
Coventry Enterprises LLC Securities Purchase Agreement [Member] | Securities Purchase Agreement [Member]
Principal amount																				$ 125,000	$ 125,000									$ 142,909
Debt instrument interest rate percentage																				10.00%	10.00%
Accrued interest																														70		22,749
Amortization of debt discount																				$ 37,500	$ 37,500
Original issue discount																				25,000	25,000
Proceeds from convertible debt																					100,000
Debt premium																															13,328
Convertible debt principal amount																					125,000
Debt instrument guaranteed interest																				$ 12,500	$ 12,500
Number of shares issued | shares																				75,000	75,000
Debt Default penalty																																25,000
Amount of convertible debt outstanding with penalty																															0	144,951
Amount repaid for covertible debt																															2,043	5,049
Additional debt issued																																$ 561
Settlement of convertible debt																														$ 142,979
Interest payable current and non current																															357
104 LLC [Member] | Securities Purchase Agreement [Member]
Principal amount					$ 33,750				$ 50,000
Debt instrument maturity date					Jun. 20, 2025				Mar. 01, 2025
Debt Instrument description					the Company has the right to prepay the principal and accrued but unpaid interest due under the notes, at a one hundred ten percent (110%) premium of the face amount plus accrued and unpaid interest, which increases to (i) one hundred fifteen percent (115%) if prepaid after 60 days, but less than 91 days from the issuance date, (ii) one hundred twenty percent (120%) if prepaid after 90 days, but less than 121 days from the issuance date, (iii) one hundred twenty five percent (125%) if prepaid after 120 days, but less than 181 days from the issuance date. After this initial 180-day period, the Company does not have a right to prepay the notes
Accrued interest																															1,429
Debt remaining																															83,750
Original issue discount					$ 3,375				$ 3,125
Legal and financing costs					$ 5,200				7,500
Debt instrument conversion rate					65.00%
Debt instrument discount rate					35.00%
Ownership limitations					4.99%
Debt premium																															45,096
Purchase amount					$ 30,375				$ 46,875
104 LLC [Member] | Securities Purchase Agreement [Member] | Minimum [Member]
Debt instrument interest rate percentage					8.00%				8.00%
104 LLC [Member] | Securities Purchase Agreement [Member] | Maximum [Member]
Debt instrument interest rate percentage					16.00%				16.00%
Loans Payable [Member]
Debt instrument original issue discount rate																10.00%
Original issue discounts amount																$ 120,000
Principal amount																$ 132,000
Debt instrument maturity date																Nov. 15, 2023
Debt instrument interest rate percentage																10.00%
Debt instrument increase interest rate																18.00%
Debt Instrument description																The Company had the right to prepay the principal and accrued but unpaid interest due under the Promissory Note, together with any other amounts that the Company may owe the August 2023 Lender under the terms of the Promissory Note, on or before September 14, 2023 at a 110% premium of the face amount plus accrued and unpaid interest and any other amounts owed to the August 2023 Lender, which increases to (i) 120% if prepaid after such date, but on or before October 14, 2023, and (ii) 130% if prepaid after October 14, 2023 (including on the maturity date), unless the Company and the Lender agree to otherwise effect repayment
Debt instrument interest rate																													130.00%
Accrued interest																															15,536
Amortization of debt discount																															12,000
Debt remaining																															132,000
Original issue discount																															0
Note payable, net of discount																															132,000
Loans Payable [Member] | Promissory Note [Member]
Debt remaining																															204,694
Original issue discount																															25,706
Loans Payable [Member] | 1800 Diagonal Lending LLC [Member]
Monthly payment amount			$ 28,290
Principal amount			7,072.50
Payment of debt			$ 56,580
Convertible Notes Payable [Member]
Convertible note																															$ 83,000
Maturity date description																															maturity dates between February 23, 2024 and April 12, 2024